Cover	Feb. 15, 2022
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 15, 2022
Entity File Number	001-13545
Entity Registrant Name	PROLOGIS, INC.
Entity Central Index Key	0001045609
Entity Tax Identification Number	94-3281941
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 1
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLD
Security Exchange Name	NYSE
Prologis LP [Member]
Entity Information [Line Items]
Entity File Number	001-14245
Entity Registrant Name	PROLOGIS, L.P.
Entity Central Index Key	0001045610
Entity Tax Identification Number	94-3285362
Entity Incorporation, State or Country Code	DE
Prologis LP [Member] | Notes 3.000 Percent Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2026
Trading Symbol	PLD/26
Security Exchange Name	NYSE
Prologis LP [Member] | Notes 2.250 Percent Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.250% Notes due 2029
Trading Symbol	PLD/29
Security Exchange Name	NYSE